                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                             VLI SEPARATE ACCOUNT-5

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0113-12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account-5.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

                                        3

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                                        4

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                        NATIONWIDE VLI SEPARATE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
     830,815 shares (cost $5,329,197)...............................  $  5,752,311

    W & R Target Funds - Balanced Portfolio (WRBal)
     533,002 shares (cost $3,497,758)...............................     3,810,487

    W & R Target Funds - Bond Portfolio (WRBnd)
     653,994 shares (cost $3,696,241)...............................     3,643,402

    W & R Target Funds - Core Equity Portfolio (WRCoreEq)
     1,040,940 shares (cost $9,275,012).............................     9,784,419

    W & R Target Funds - Dividend Income Portfolio (WRDiv)
     9 shares (cost $44)............................................            44

    W & R Target Funds - Growth Portfolio (WRGrowth)
     1,486,338 shares (cost $11,078,098)............................    12,079,023

    W & R Target Funds - High Income Portfolio (WRHiInc)
     846,858 shares (cost $2,773,990)...............................     2,826,388

    W & R Target Funds - International II (WRInt2)
     84 shares (cost $1,281)........................................         1,337

    W & R Target Funds - International Portfolio (WRIntl)
     360,557 shares (cost $1,910,137)...............................     2,117,263

    W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
     136,564 shares (cost $777,099).................................       768,107

    W & R Target Funds - Micro Cap Growth (WRMicCpGrw)
     80 shares (cost $1,028)........................................         1,078

    W & R Target Funds - Money Market Portfolio (WRMMkt)
     830,250 shares (cost $830,250).................................       830,250

    W & R Target Funds - Science & Technology Portfolio (WRSciTech)
     426,405 shares (cost $4,555,654)...............................     5,282,435

    W & R Target Funds - Small Cap Portfolio (WRSmCap)
     797,644 shares (cost $5,638,946)...............................     6,756,286

    W & R Target Funds - Small Cap Value (WRSmCpVal)
     7 shares (cost $102)...........................................           105

    W & R Target Funds - Value Portfolio (WRValue)
     790,885 shares (cost $3,748,379)...............................     4,333,257
                                                                      ------------
       Total Investments............................................    57,986,192

  Accounts Receivable...............................................             -
                                                                      ------------
       Total Assets.................................................    57,986,192

Accounts Payable....................................................         1,261
                                                                      ------------
Contract Owners Equity (note 7).....................................  $ 57,984,931
                                                                      ============

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                                  Total           WRAsStrat           WRBal             WRBnd
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $      601,485            62,910            24,737           166,488
  Mortality and expense risk charges .....................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net investment income (loss) .........................          601,485            62,910            24,737           166,488
                                                             --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ................       10,803,196           394,296           250,885           605,385
    Cost of mutual fund shares sold ......................      (11,080,252)         (384,608)         (268,585)         (587,400)
                                                             --------------    --------------    --------------    --------------
      Realized gain (loss) on investments ................         (277,056)            9,688           (17,700)           17,985
    Change in unrealized gain (loss) on investments ......        8,267,549           453,772           519,626           (53,261)
                                                             --------------    --------------    --------------    --------------
      Net gain (loss) on investments .....................        7,990,493           463,460           501,926           (35,276)
                                                             --------------    --------------    --------------    --------------
    Reinvested capital gains .............................           25,360            25,360                 -                 -
                                                             --------------    --------------    --------------    --------------
        Net increase (decrease) in contract owners'
         equity resulting from operations ................   $    8,617,338           551,730           526,663           131,212
                                                             ==============    ==============    ==============    ==============

                                                                WRCoreEq          WRGrowth           WRHiInc           WRInt2
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................           68,398               120           199,086                20
  Mortality and expense risk charges .....................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net investment income (loss) .........................           68,398               120           199,086                20
                                                             --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ................          540,500           373,459           142,440                 8
    Cost of mutual fund shares sold ......................         (685,682)         (451,580)         (148,506)               (8)
                                                             --------------    --------------    --------------    --------------
      Realized gain (loss) on investments ................         (145,182)          (78,121)           (6,066)                -
    Change in unrealized gain (loss) on investments ......        1,408,147         2,003,528           178,829                56
                                                             --------------    --------------    --------------    --------------
      Net gain (loss) on investments .....................        1,262,965         1,925,407           172,763                56
                                                             --------------    --------------    --------------    --------------
    Reinvested capital gains .............................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
        Net increase (decrease) in contract owners'
         equity resulting from operations ................        1,331,363         1,925,527           371,849                76
                                                             ==============    ==============    ==============    ==============

                                                                 WRIntl           WRLTBond         WRMicCpGrw          WRMMkt
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $       29,597            21,156                 -             7,049
  Mortality and expense risk charges .....................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net investment income (loss) .........................           29,597            21,156                 -             7,049
                                                             --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ................           73,941           330,782                14         7,434,099
    Cost of mutual fund shares sold ......................          (97,634)         (321,564)              (15)       (7,434,099)
                                                             --------------    --------------    --------------    --------------
      Realized gain (loss) on investments ................          (23,693)            9,218                (1)                -
    Change in unrealized gain (loss) on investments ......          381,709           (10,253)               50                 -
                                                             --------------    --------------    --------------    --------------
      Net gain (loss) on investments .....................          358,016            (1,035)               49                 -
                                                             --------------    --------------    --------------    --------------
    Reinvested capital gains .............................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
        Net increase (decrease) in contract owners'
         equity resulting from operations ................   $      387,613            20,121                49             7,049
                                                             ==============    ==============    ==============    ==============

                                                                WRSciTech          WRSmCap          WRSmCpVal          WRValue
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................                -                 -                 -            21,924
  Mortality and expense risk charges .....................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net investment income (loss) .........................                -                 -                 -            21,924
                                                             --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ................           84,244           180,513                11           392,619
    Cost of mutual fund shares sold ......................         (104,293)         (194,774)              (10)         (401,494)
                                                             --------------    --------------    --------------    --------------
      Realized gain (loss) on investments ................          (20,049)          (14,261)                1            (8,875)
    Change in unrealized gain (loss) on investments ......        1,088,736         1,506,498                 3           790,109
                                                             --------------    --------------    --------------    --------------
      Net gain (loss) on investments .....................        1,068,687         1,492,237                 4           781,234
                                                             --------------    --------------    --------------    --------------
    Reinvested capital gains .............................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
        Net increase (decrease) in contract owners'
         equity resulting from operations ................        1,068,687         1,492,237                 4           803,158
                                                             ==============    ==============    ==============    ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              Total                             WRAsStrat
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $      601,485           405,303            62,910            50,970
  Realized gain (loss) on investments .......         (277,056)         (125,456)            9,688            (2,322)
  Change in unrealized gain (loss) on
   investments ..............................        8,267,549        (3,548,455)          453,772            15,141
  Reinvested capital gains ..................           25,360                 -            25,360                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        8,617,338        (3,268,608)          551,730            63,789
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................       23,220,349        27,916,506         1,497,290           827,056
  Transfers between funds ...................                -                 -         1,223,982         1,597,401
  Surrenders (note 6) .......................         (915,174)          (88,372)          (88,420)          (16,503)
  Death benefits (note 4) ...................         (123,581)             (992)           (4,440)                -
  Net policy repayments (loans) (note 5) ....         (371,201)         (189,787)          (29,885)          (12,931)
  Deductions for surrender charges
   (note 2d) ................................         (385,194)          (70,363)          (37,216)          (13,140)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................       (5,880,481)       (3,890,814)         (594,497)         (321,669)
  Asset charges (note 3) ....................         (213,343)         (116,079)          (21,061)           (9,867)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............       15,331,375        23,560,099         1,945,753         2,050,347
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......       23,948,713        20,291,491         2,497,483         2,114,136
Contract owners' equity beginning of
 period .....................................       34,036,218        13,744,727         3,253,529         1,139,393
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $   57,984,931        34,036,218         5,751,012         3,253,529
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................        4,310,236         1,499,264           336,733           121,796
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................        3,612,604         5,031,859           273,815           252,760
  Units redeemed ............................       (1,796,285)       (2,220,887)          (76,600)          (37,823)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................        6,126,555         4,310,236           533,948           336,733
                                                ==============    ==============    ==============    ==============

                                                              WRBal                               WRBnd
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............           24,737            41,732           166,488           113,584
  Realized gain (loss) on investments .......          (17,700)           (6,877)           17,985             1,858
  Change in unrealized gain (loss) on
   investments ..............................          519,626          (184,433)          (53,261)           23,891
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          526,663          (149,578)          131,212           139,333
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................          912,968           662,974           830,638           437,609
  Transfers between funds ...................          664,471           996,977           422,122         1,714,366
  Surrenders (note 6) .......................          (94,150)           (4,427)          (47,547)           (3,802)
  Death benefits (note 4) ...................           (3,639)                -              (100)                -
  Net policy repayments (loans) (note 5) ....           (8,944)          (14,923)          (40,044)          (10,334)
  Deductions for surrender charges
   (note 2d) ................................          (39,627)           (3,525)          (20,012)           (3,027)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................         (377,662)         (243,538)         (388,478)         (197,026)
  Asset charges (note 3) ....................          (13,623)           (7,848)          (14,441)           (6,672)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............        1,039,794         1,385,690           742,138         1,931,114
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......        1,566,457         1,236,112           873,350         2,070,447
Contract owners' equity beginning of
 period .....................................        2,244,036         1,007,924         2,770,055           699,608
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......        3,810,493         2,244,036         3,643,405         2,770,055
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          254,190           104,565           231,061            63,596
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          163,665           179,747           113,332           186,744
  Units redeemed ............................          (55,418)          (30,122)          (52,689)          (19,279)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          362,437           254,190           291,704           231,061
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                            WRCoreEq                              WRDiv
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $       68,398            36,597                 -                 -
  Realized gain (loss) on investments .......         (145,182)          (39,644)                -                 -
  Change in unrealized gain (loss) on
   investments ..............................        1,408,147          (971,604)                -                 -
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        1,331,363          (974,651)                -                 -
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................        2,275,136         1,746,107                25                 -
  Transfers between funds ...................        1,132,652         3,239,618                19                 -
  Surrenders (note 6) .......................         (142,692)          (12,192)                -                 -
  Death benefits (note 4) ...................           (5,055)             (315)                -                 -
  Net policy repayments (loans) (note 5) ....          (21,592)          (41,284)                -                 -
  Deductions for surrender charges
   (note 2d) ................................          (60,058)           (9,707)                -                 -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................         (933,387)         (679,500)               (4)                -
  Asset charges (note 3) ....................          (35,587)          (21,053)                -                 -
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............        2,209,417         4,221,674                40                 -
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......        3,540,780         3,247,023                40                 -
Contract owners' equity beginning of
 period .....................................        6,243,665         2,996,642                 -                 -
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $    9,784,445         6,243,665                40                 -
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          915,372           344,299                 -                 -
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          471,745           676,026                 4                 -
  Units redeemed ............................         (163,853)         (104,953)                -                 -
                                                --------------    --------------    --------------    --------------
  Ending units ..............................        1,223,264           915,372                 4                 -
                                                ==============    ==============    ==============    ==============

                                                            WRGrowth                             WRHiInc
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............              120               862           199,086           111,727
  Realized gain (loss) on investments .......          (78,121)          (25,134)           (6,066)           (1,540)
  Change in unrealized gain (loss) on
   investments ..............................        2,003,528        (1,054,865)          178,829          (103,164)
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        1,925,527        (1,079,137)          371,849             7,023
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................        3,140,227         2,041,309           620,938           337,674
  Transfers between funds ...................        1,896,321         3,593,173           743,965           845,202
  Surrenders (note 6) .......................         (161,353)          (19,928)          (33,459)           (2,322)
  Death benefits (note 4) ...................          (20,559)             (318)                -                 -
  Net policy repayments (loans) (note 5) ....          (42,123)          (46,279)          (15,381)           (6,571)
  Deductions for surrender charges
   (note 2d) ................................          (67,913)          (15,867)          (14,083)           (1,848)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................       (1,189,697)         (761,299)         (237,533)         (119,847)
  Asset charges (note 3) ....................          (42,926)          (22,568)           (9,583)           (3,652)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............        3,511,977         4,768,223         1,054,864         1,048,636
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......        5,437,504         3,689,086         1,426,713         1,055,659
Contract owners' equity beginning of
 period .....................................        6,641,549         2,952,463         1,399,677           344,018
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......       12,079,053         6,641,549         2,826,390         1,399,677
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          972,361           340,198           129,758            31,247
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          666,664           751,029           115,214           111,144
  Units redeemed ............................         (201,928)         (118,866)          (26,139)          (12,633)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................        1,437,097           972,361           218,833           129,758
                                                ==============    ==============    ==============    ==============

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             WRInt2                              WRIntl
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $           20                 -            29,597             5,748
  Realized gain (loss) on investments .......                -                 -           (23,693)          (16,541)
  Change in unrealized gain (loss) on
   investments ..............................               56                 -           381,709          (146,904)
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................               76                 -           387,613          (157,697)
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................            1,131                 -           484,640           343,992
  Transfers between funds ...................              138                 -           254,886           611,006
  Surrenders (note 6) .......................                -                 -           (17,396)           (1,450)
  Death benefits (note 4) ...................                -                 -            (4,755)                -
  Net policy repayments (loans) (note 5) ....                -                 -            (8,652)          (11,118)
  Deductions for surrender charges
   (note 2d) ................................                -                 -            (7,322)           (1,155)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................               (2)                -          (177,595)         (127,756)
  Asset charges (note 3) ....................               (1)                -            (6,818)           (3,904)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............            1,266                 -           516,988           809,615
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......            1,342                 -           904,601           651,918
Contract owners' equity beginning of
 period .....................................                -                 -         1,212,678           560,760
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $        1,342                 -         2,117,279         1,212,678
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................                -                 -           187,574            70,992
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................              125                 -           109,591           138,657
  Units redeemed ............................               (1)                -           (34,952)          (22,075)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................              124                 -           262,213           187,574
                                                ==============    ==============    ==============    ==============

                                                            WRLTBond                           WRMicCpGrw
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............           21,156             9,143                 -                 -
  Realized gain (loss) on investments .......            9,218               247                (1)                -
  Change in unrealized gain (loss) on
   investments ..............................          (10,253)            2,692                50                 -
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           20,121            12,082                49                 -
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................          216,202            96,967               759                 -
  Transfers between funds ...................          261,532           274,048               298                 -
  Surrenders (note 6) .......................           (6,969)             (185)                -                 -
  Death benefits (note 4) ...................          (23,432)                -                 -                 -
  Net policy repayments (loans) (note 5) ....           (5,455)             (884)                -                 -
  Deductions for surrender charges
   (note 2d) ................................           (2,934)             (147)                -                 -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................          (87,059)          (31,278)              (30)                -
  Asset charges (note 3) ....................           (3,069)             (963)                -                 -
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............          348,816           337,558             1,027                 -
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......          368,937           349,640             1,076                 -
Contract owners' equity beginning of
 period .....................................          399,181            49,541                 -                 -
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......          768,118           399,181             1,076                 -
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................           34,161             4,470                 -                 -
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................           41,959            32,652               104                 -
  Units redeemed ............................          (12,398)           (2,961)               (3)                -
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           63,722            34,161               101                 -
                                                ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             WRMMkt                             WRSciTech
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $        7,049            15,370                 -                21
  Realized gain (loss) on investments .......                -                 -           (20,049)          (16,657)
  Change in unrealized gain (loss) on
   investments ..............................                -                 -         1,088,736          (422,134)
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            7,049            15,370         1,068,687          (438,770)
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................        9,188,402        18,746,751         1,490,209         1,025,963
  Transfers between funds ...................       (9,142,650)      (17,622,388)          814,388         1,162,759
  Surrenders (note 6) .......................         (104,996)           (9,764)          (67,937)           (8,143)
  Death benefits (note 4) ...................                -              (359)             (168)                -
  Net policy repayments (loans) (note 5) ....         (112,514)           14,489           (24,441)          (24,910)
  Deductions for surrender charges
   (note 2d) ................................          (44,193)           (7,775)          (28,595)           (6,484)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................         (354,475)         (444,178)         (541,199)         (355,916)
  Asset charges (note 3) ....................           (9,377)          (11,432)          (18,650)           (9,440)
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............         (579,803)          665,344         1,623,607         1,783,829
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......         (572,754)          680,714         2,692,294         1,345,059
Contract owners' equity beginning of
 period .....................................        1,402,928           722,214         2,590,147         1,245,088
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......   $      830,174         1,402,928         5,282,441         2,590,147
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          133,242            69,373           398,372           145,565
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          874,996         1,793,564           318,499           312,871
  Units redeemed ............................         (929,797)       (1,729,695)          (94,094)          (60,064)
                                                --------------    --------------    --------------    --------------
  Ending units ..............................           78,441           133,242           622,777           398,372
                                                ==============    ==============    ==============    ==============

                                                             WRSmCap                            WRSmCpVal
                                                --------------------------------    --------------------------------
                                                     2003              2002              2003              2002
                                                --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............                -                 -                 -                 -
  Realized gain (loss) on investments .......          (14,261)          (11,853)                1                 -
  Change in unrealized gain (loss) on
   investments ..............................        1,506,498          (488,819)                3                 -
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        1,492,237          (500,672)                4                 -
                                                --------------    --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................        1,584,036         1,048,618                24                 -
  Transfers between funds ...................        1,074,512         1,808,514                88                 -
  Surrenders (note 6) .......................          (74,453)           (8,231)                -                 -
  Death benefits (note 4) ...................          (10,252)                -                 -                 -
  Net policy repayments (loans) (note 5) ....          (29,144)          (27,428)                -                 -
  Deductions for surrender charges
   (note 2d) ................................          (31,337)           (6,554)                -                 -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................         (613,408)         (385,485)               (7)                -
  Asset charges (note 3) ....................          (23,139)          (11,579)                -                 -
                                                --------------    --------------    --------------    --------------
      Net equity transactions ...............        1,876,815         2,417,855               105                 -
                                                --------------    --------------    --------------    --------------

Net change in contract owners' equity .......        3,369,052         1,917,183               109                 -
Contract owners' equity beginning of
 period .....................................        3,387,240         1,470,057                 -                 -
                                                --------------    --------------    --------------    --------------
Contract owners' equity end of period .......        6,756,292         3,387,240               109                 -
                                                ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          437,696           148,567                 -                 -
                                                --------------    --------------    --------------    --------------
  Units purchased ...........................          291,589           344,223                11                 -
  Units redeemed ............................          (86,246)          (55,094)               (1)                -
                                                --------------    --------------    --------------    --------------
  Ending units ..............................          643,039           437,696                10                 -
                                                ==============    ==============    ==============    ==============

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             WRValue
                                                --------------------------------
                                                     2003              2002
                                                --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $       21,924            19,549
  Realized gain (loss) on investments .......           (8,875)           (6,993)
  Change in unrealized gain (loss) on
   investments ..............................          790,109          (218,256)
  Reinvested capital gains ..................                -                 -
                                                --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          803,158          (205,700)
                                                --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 6) .................          977,724           601,486
  Transfers between funds ...................          653,276         1,779,324
  Surrenders (note 6) .......................          (75,802)           (1,425)
  Death benefits (note 4) ...................          (51,181)                -
  Net policy repayments (loans) (note 5) ....          (33,026)           (7,614)
  Deductions for surrender charges
   (note 2d) ................................          (31,904)           (1,134)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ........................         (385,448)         (223,322)
  Asset charges (note 3) ....................          (15,068)           (7,101)
                                                --------------    --------------
      Net equity transactions ...............        1,038,571         2,140,214
                                                --------------    --------------

Net change in contract owners' equity .......        1,841,729         1,934,514
Contract owners' equity beginning of
 period .....................................        2,491,533           557,019
                                                --------------    --------------
Contract owners' equity end of period .......   $    4,333,262         2,491,533
                                                ==============    ==============
CHANGES IN UNITS:
  Beginning units ...........................          279,716            54,596
                                                --------------    --------------
  Units purchased ...........................          171,291           252,442
  Units redeemed ............................          (62,166)          (27,322)
                                                --------------    --------------
  Ending units ..............................          388,841           279,716
                                                ==============    ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                 W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                 W & R Target Funds - Balanced Portfolio (WRBal)
                 W & R Target Funds - Bond Portfolio (WRBnd)
                 W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                 W & R Target Funds - Dividend Income Portfolio (WRDiv)
                 W & R Target Funds - Growth Portfolio (WRGrowth)
                 W & R Target Funds - High Income Portfolio (WRHiInc)
                 W & R Target Funds - International II (WRInt2)
                 W & R Target Funds - International Portfolio (WRIntl)
                 W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                 W & R Target Funds - Micro Cap Growth (WRMicCpGrw)
                 W & R Target Funds - Money Market Portfolio (WRMMkt)
                 W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                 W & R Target Funds - Small Cap Value (WRSmCpVal)
                 W & R Target Funds - Value Portfolio (WRValue)

          At December 31, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premium

          On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For Advantage contracts, the Company deducts an annualized rate of 0.60% of the policy's cash value attributable to the variable account. These charges are assessed monthly against each contract by liquidating units.

          For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). The charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

          For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000;$8 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount of increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charge is a product of the specified amount and the rider's cost rate, which will vary by the insured's age. The charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge after the ninth year. For Advantage contracts, the charge is 100% of the initial surrender charge, declining to 0% after the twentieth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For Advantage contracts, the Company deducts a monthly annualized charge of 0.60% of cash value attributable to the variable account.

     For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

     For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

     The above charges are assessed against each contract by liquidating units.

(4)  DEATH BENEFITS

     For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured.In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged 3.9% on the outstanding loan balance and are due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $107,722 and $18,427, respectively, and total loans and exchanges from the Account to the fixed account were $661,972 and $242,264, respectively.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the two year period ended December 31, 2003 and the period January 5, 2001 (commencement of operations) through December 31, 2001.

                                      CONTRACT                                                INVESTMENT
                                      EXPENSE                     UNIT          CONTRACT        INCOME        TOTAL
                                        RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY     RATIO**     RETURN***
                                      --------    ---------   ------------   --------------   ----------    ---------
W & R Target Funds - Asset Strategy Portfolio
   2003 ...........................       0.00%     533,948   $  10.770735   $    5,751,012         1.39%       11.47%
   2002 ...........................       0.00%     336,733       9.662043        3,253,529         2.32%        3.28%
   2001 ...........................       0.00%     121,796       9.354930        1,139,393         4.58%       -9.96%

W & R Target Funds - Balanced Portfolio
   2003 ...........................       0.00%     362,437      10.513531        3,810,493         0.86%       19.09%
   2002 ...........................       0.00%     254,190       8.828185        2,244,036         2.57%       -8.41%
   2001 ...........................       0.00%     104,565       9.639210        1,007,924         4.79%       -5.94%

W & R Target Funds - Bond Portfolio
   2003 ...........................       0.00%     291,704      12.490076        3,643,405         5.06%        4.18%
   2002 ...........................       0.00%     231,061      11.988413        2,770,055         6.55%        8.98%
   2001 ...........................       0.00%      63,596      11.000810          699,608         8.61%        7.47%

W & R Target Funds - Core Equity Portfolio
   2003 ...........................       0.00%   1,223,264       7.998637        9,784,445         0.90%       17.27%
   2002 ...........................       0.00%     915,372       6.820904        6,243,665         0.79%      -21.63%
   2001 ...........................       0.00%     344,299       8.703605        2,996,642         0.45%      -14.91%

W & R Target Funds - Dividend Income Portfolio
   2003 ...........................       0.00%           4      10.000000               40         0.00%        0.00% 11/21/03

W & R Target Funds - Growth Portfolio
   2003 ...........................       0.00%   1,437,097       8.405176       12,079,053         0.00%       23.06%
   2002 ...........................       0.00%     972,361       6.830333        6,641,549         0.02%      -21.30%
   2001 ...........................       0.00%     340,198       8.678660        2,952,463         1.71%      -14.34%

W & R Target Funds - High Income Portfolio
   2003 ...........................       0.00%     218,833      12.915738        2,826,390         9.62%       19.74%
   2002 ...........................       0.00%     129,758      10.786828        1,399,677        12.82%       -2.02%
   2001 ...........................       0.00%      31,247      11.009645          344,018        17.47%        9.18%

W & R Target Funds - International II
   2003 ...........................       0.00%         124      10.824073            1,342        10.65%        8.24% 11/21/03

W & R Target Funds - International Portfolio
   2003 ...........................       0.00%     262,213       8.074653        2,117,279         1.98%       24.90%
   2002 ...........................       0.00%     187,574       6.465064        1,212,678         0.65%      -18.15%
   2001 ...........................       0.00%      70,992       7.898920          560,760         8.36%      -22.23%

W & R Target Funds - Limited-Term Bond Portfolio
   2003 ...........................       0.00%      63,722      12.054200          768,118         3.05%        3.16%
   2002 ...........................       0.00%      34,161      11.685285          399,181         4.08%        5.43%
   2001 ...........................       0.00%       4,470      11.083054           49,541         6.93%        9.21%

W & R Target Funds - Micro Cap Growth
   2003 ...........................       0.00%         101      10.657894            1,076         0.00%        6.58% 11/21/03

W & R Target Funds - Money Market Portfolio
   2003 ...........................       0.00%      78,441      10.583415          830,174         0.57%        0.52%
   2002 ...........................       0.00%     133,242      10.529172        1,402,928         1.45%        1.14%
   2001 ...........................       0.00%      69,373      10.410587          722,214         3.46%        3.59%

W & R Target Funds - Science & Technology Portfolio
   2003 ...........................       0.00%     622,777       8.482074        5,282,441         0.00%       30.46%
   2002 ...........................       0.00%     398,372       6.501829        2,590,147         0.00%      -23.99%
   2001 ...........................       0.00%     145,565       8.553483        1,245,088         0.96%      -11.91%

                                      CONTRACT                                                INVESTMENT
                                      EXPENSE                     UNIT          CONTRACT        INCOME        TOTAL
                                        RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY     RATIO**     RETURN***
                                      --------    ---------   ------------   --------------   ----------    ---------
W & R Target Funds - Small Cap Portfolio
   2003 ...........................       0.00%     643,039   $  10.506816   $    6,756,292         0.00%       35.77%
   2002 ...........................       0.00%     437,696       7.738796        3,387,240         0.00%      -21.79%
   2001 ...........................       0.00%     148,567       9.894912        1,470,057         0.00%       -1.93%

W & R Target Funds - Small Cap Value
   2003 ...........................       0.00%          10      10.884196              109         0.00%        8.84% 11/21/03

W & R Target Funds - Value Portfolio
   2003 ...........................       0.00%     388,841      11.144045        4,333,262         0.68%       25.11%
   2002 ...........................       0.00%     279,716       8.907366        2,491,533         1.28%      -12.69%
   2001 ...........................       0.00%      54,596      10.202567          557,019         0.68%        2.03% 5/1/01
                                                                             --------------
Contract Owners' Equity Total By Year

   2003 ..................................................................   $   57,984,931
                                                                             ==============
   2002 ..................................................................   $   34,036,218
                                                                             ==============
   2001 ..................................................................   $   13,744,727
                                                                             ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-5:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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